Long-Term Debt (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Outstanding trust preferred debt security issuance
Amount of trust preferred capital debt securities issued by trust	$ 19,678
Principal amount of debenture issued to trust	20,331
Bank One Capital III [Member]
Outstanding trust preferred debt security issuance
Amount of trust preferred capital debt securities issued by trust	474
Principal amount of debenture issued to trust	674
Issue date	2000
Stated maturity of trust preferred capital securities and debentures	2030
Earliest redemption date	Any time
Interest rate of trust preferred capital securities and debentures	8.75%
Interest payment/distribution dates	Semiannually
Bank One Capital VI [Member]
Outstanding trust preferred debt security issuance
Amount of trust preferred capital debt securities issued by trust	525
Principal amount of debenture issued to trust	553
Issue date	2001
Stated maturity of trust preferred capital securities and debentures	2031
Earliest redemption date	Any time
Interest rate of trust preferred capital securities and debentures	7.20%
Interest payment/distribution dates	Quarterly
Chase Capital II [Member]
Outstanding trust preferred debt security issuance
Amount of trust preferred capital debt securities issued by trust	482
Principal amount of debenture issued to trust	497
Issue date	1997
Stated maturity of trust preferred capital securities and debentures	2027
Earliest redemption date	Any time
Interest rate of trust preferred capital securities and debentures	LIBOR + 0.50%
Interest payment/distribution dates	Quarterly
Chase Capital III [Member]
Outstanding trust preferred debt security issuance
Amount of trust preferred capital debt securities issued by trust	295
Principal amount of debenture issued to trust	305
Issue date	1997
Stated maturity of trust preferred capital securities and debentures	2027
Earliest redemption date	Any time
Interest rate of trust preferred capital securities and debentures	LIBOR + 0.55%
Interest payment/distribution dates	Quarterly
Chase Capital VI [Member]
Outstanding trust preferred debt security issuance
Amount of trust preferred capital debt securities issued by trust	241
Principal amount of debenture issued to trust	249
Issue date	1998
Stated maturity of trust preferred capital securities and debentures	2028
Earliest redemption date	Any time
Interest rate of trust preferred capital securities and debentures	LIBOR + 0.625%
Interest payment/distribution dates	Quarterly
First Chicago NBD Capital I [Member]
Outstanding trust preferred debt security issuance
Amount of trust preferred capital debt securities issued by trust	249
Principal amount of debenture issued to trust	256
Issue date	1997
Stated maturity of trust preferred capital securities and debentures	2027
Earliest redemption date	Any time
Interest rate of trust preferred capital securities and debentures	LIBOR + 0.55%
Interest payment/distribution dates	Quarterly
J.P. Morgan Chase Capital X [Member]
Outstanding trust preferred debt security issuance
Amount of trust preferred capital debt securities issued by trust	1,000
Principal amount of debenture issued to trust	1,015
Issue date	2002
Stated maturity of trust preferred capital securities and debentures	2032
Earliest redemption date	Any time
Interest rate of trust preferred capital securities and debentures	7.00%
Interest payment/distribution dates	Quarterly
JPMorgan Chase Capital XI [Member]
Outstanding trust preferred debt security issuance
Amount of trust preferred capital debt securities issued by trust	1,075
Principal amount of debenture issued to trust	1,004
Issue date	2003
Stated maturity of trust preferred capital securities and debentures	2033
Earliest redemption date	Any time
Interest rate of trust preferred capital securities and debentures	5.88%
Interest payment/distribution dates	Quarterly
JPMorgan Chase Capital XII [Member]
Outstanding trust preferred debt security issuance
Amount of trust preferred capital debt securities issued by trust	400
Principal amount of debenture issued to trust	390
Issue date	2003
Stated maturity of trust preferred capital securities and debentures	2033
Earliest redemption date	Any time
Interest rate of trust preferred capital securities and debentures	6.25%
Interest payment/distribution dates	Quarterly
JPMorgan Chase Capital XIII [Member]
Outstanding trust preferred debt security issuance
Amount of trust preferred capital debt securities issued by trust	465
Principal amount of debenture issued to trust	480
Issue date	2004
Stated maturity of trust preferred capital securities and debentures	2034
Earliest redemption date	2014
Interest rate of trust preferred capital securities and debentures	LIBOR + 0.95%
Interest payment/distribution dates	Quarterly
JPMorgan Chase Capital XIV [Member]
Outstanding trust preferred debt security issuance
Amount of trust preferred capital debt securities issued by trust	600
Principal amount of debenture issued to trust	586
Issue date	2004
Stated maturity of trust preferred capital securities and debentures	2034
Earliest redemption date	Any time
Interest rate of trust preferred capital securities and debentures	6.20%
Interest payment/distribution dates	Quarterly
JPMorgan Chase Capital XV [Member]
Outstanding trust preferred debt security issuance
Amount of trust preferred capital debt securities issued by trust	93
Principal amount of debenture issued to trust	132
Issue date	2005
Stated maturity of trust preferred capital securities and debentures	2035
Earliest redemption date	Any time
Interest rate of trust preferred capital securities and debentures	5.88%
Interest payment/distribution dates	Semiannually
JPMorgan Chase Capital XVI [Member]
Outstanding trust preferred debt security issuance
Amount of trust preferred capital debt securities issued by trust	500
Principal amount of debenture issued to trust	492
Issue date	2005
Stated maturity of trust preferred capital securities and debentures	2035
Earliest redemption date	Any time
Interest rate of trust preferred capital securities and debentures	6.35%
Interest payment/distribution dates	Quarterly
JPMorgan Chase Capital XVII [Member]
Outstanding trust preferred debt security issuance
Amount of trust preferred capital debt securities issued by trust	496
Principal amount of debenture issued to trust	558
Issue date	2005
Stated maturity of trust preferred capital securities and debentures	2035
Earliest redemption date	Any time
Interest rate of trust preferred capital securities and debentures	5.85%
Interest payment/distribution dates	Semiannually
JPMorgan Chase Capital XVIII [Member]
Outstanding trust preferred debt security issuance
Amount of trust preferred capital debt securities issued by trust	748
Principal amount of debenture issued to trust	749
Issue date	2006
Stated maturity of trust preferred capital securities and debentures	2036
Earliest redemption date	Any time
Interest rate of trust preferred capital securities and debentures	6.95%
Interest payment/distribution dates	Semiannually
JPMorgan Chase Capital XIX [Member]
Outstanding trust preferred debt security issuance
Amount of trust preferred capital debt securities issued by trust	563
Principal amount of debenture issued to trust	564
Issue date	2006
Stated maturity of trust preferred capital securities and debentures	2036
Earliest redemption date	2011
Interest rate of trust preferred capital securities and debentures	6.63%
Interest payment/distribution dates	Quarterly
JPMorgan Chase Capital XX [Member]
Outstanding trust preferred debt security issuance
Amount of trust preferred capital debt securities issued by trust	995
Principal amount of debenture issued to trust	996
Issue date	2006
Stated maturity of trust preferred capital securities and debentures	2036
Earliest redemption date	Any time
Interest rate of trust preferred capital securities and debentures	6.55%
Interest payment/distribution dates	Semiannually
JPMorgan Chase Capital XXI [Member]
Outstanding trust preferred debt security issuance
Amount of trust preferred capital debt securities issued by trust	836
Principal amount of debenture issued to trust	837
Issue date	2007
Stated maturity of trust preferred capital securities and debentures	2037
Earliest redemption date	2012
Interest rate of trust preferred capital securities and debentures	LIBOR + 0.95%
Interest payment/distribution dates	Quarterly
JPMorgan Chase Capital XXII [Member]
Outstanding trust preferred debt security issuance
Amount of trust preferred capital debt securities issued by trust	996
Principal amount of debenture issued to trust	997
Issue date	2007
Stated maturity of trust preferred capital securities and debentures	2037
Earliest redemption date	Any time
Interest rate of trust preferred capital securities and debentures	6.45%
Interest payment/distribution dates	Semiannually
JPMorgan Chase Capital XXIII [Member]
Outstanding trust preferred debt security issuance
Amount of trust preferred capital debt securities issued by trust	643
Principal amount of debenture issued to trust	643
Issue date	2007
Stated maturity of trust preferred capital securities and debentures	2047
Earliest redemption date	2012
Interest rate of trust preferred capital securities and debentures	LIBOR + 1.00%
Interest payment/distribution dates	Quarterly
JPMorgan Chase Capital XXIV [Member]
Outstanding trust preferred debt security issuance
Amount of trust preferred capital debt securities issued by trust	700
Principal amount of debenture issued to trust	700
Issue date	2007
Stated maturity of trust preferred capital securities and debentures	2047
Earliest redemption date	2012
Interest rate of trust preferred capital securities and debentures	6.88%
Interest payment/distribution dates	Quarterly
JPMorgan Chase Capital XXV [Member]
Outstanding trust preferred debt security issuance
Amount of trust preferred capital debt securities issued by trust	1,492
Principal amount of debenture issued to trust	1,844
Issue date	2007
Stated maturity of trust preferred capital securities and debentures	2037
Earliest redemption date	2037
Interest rate of trust preferred capital securities and debentures	6.80%
Interest payment/distribution dates	Semiannually
JPMorgan Chase Capital XXVI [Member]
Outstanding trust preferred debt security issuance
Amount of trust preferred capital debt securities issued by trust	1,815
Principal amount of debenture issued to trust	1,815
Issue date	2008
Stated maturity of trust preferred capital securities and debentures	2048
Earliest redemption date	2013
Interest rate of trust preferred capital securities and debentures	8.00%
Interest payment/distribution dates	Quarterly
JPMorgan Chase Capital XXVII [Member]
Outstanding trust preferred debt security issuance
Amount of trust preferred capital debt securities issued by trust	995
Principal amount of debenture issued to trust	995
Issue date	2009
Stated maturity of trust preferred capital securities and debentures	2039
Earliest redemption date	2039
Interest rate of trust preferred capital securities and debentures	7.00%
Interest payment/distribution dates	Semiannually
JPMorgan Chase Capital XXVIII [Member]
Outstanding trust preferred debt security issuance
Amount of trust preferred capital debt securities issued by trust	1,500
Principal amount of debenture issued to trust	1,500
Issue date	2009
Stated maturity of trust preferred capital securities and debentures	2039
Earliest redemption date	2014
Interest rate of trust preferred capital securities and debentures	7.20%
Interest payment/distribution dates	Quarterly
JPMorgan Chase Capital XXIX [Member]
Outstanding trust preferred debt security issuance
Amount of trust preferred capital debt securities issued by trust	1,500
Principal amount of debenture issued to trust	$ 1,500
Issue date	2010
Stated maturity of trust preferred capital securities and debentures	2040
Earliest redemption date	2015
Interest rate of trust preferred capital securities and debentures	6.70%
Interest payment/distribution dates	Quarterly